INSURANCE CONTRACTS (Tables)	6 Months Ended
Jun. 30, 2022
Insurance Contracts [Abstract]
Schedule of liabilities under insurance contracts

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Unearned premiums reserve, beginning of the period	$2,228	$1,889
Premiums written during the period	327	967
Premiums earned during the period	(337)	(639)
Foreign currency translation	(39)	11
Unearned premiums reserve, end of the period	$2,179	$2,228

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Case reserves	$40	$54
Incurred but not reported reserves	10	13
Discounting	(1)	(1)
Provision for adverse deviation	2	5
Total loss reserves	$51	$71
The following table presents movement in loss reserves and the impact on losses on claims:

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Loss reserves, beginning of the period	$71	$144
Claims paid during the period	(16)	(48)
Changes in loss reserves related to the current period	(2)	44
Favorable development on losses on claims related to prior years	—	(71)
Foreign currency translation	(2)	2
Loss reserves, end of the period	$51	$71